financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
financial instruments
Schedule of financial instruments, accounting classification and the nature of certain risks to which they may be subject

Risks
	Accounting			Market risks (g)
Financial instrument	classification	Credit (b)	Liquidity (c)	Currency (d)	Interest rate (e)	Other price (f)
Measured at amortized cost
Accounts receivable	AC [1]	X		X
Contract assets	AC [1]	X
Construction credit facilities advances to real estate joint venture	AC [1]				X
Short-term borrowings	AC [1]		X	X	X
Accounts payable	AC [1]		X	X
Provisions (including restructuring accounts payable)	AC [1]		X	X		X
Long-term debt	AC [1]		X	X	X
Measured at fair value
Cash and temporary investments	FVTPL [2]	X		X	X
Long-term investments (not subject to significant influence) [3]	FVTPL/FVOCI [3]			X		X
Foreign exchange derivatives [4]	FVTPL [2]	X	X	X
Virtual power purchase agreements [4]	FVTPL [2,5]					X

1	For accounting recognition and measurement purposes, classified as amortized cost (AC).
2	For accounting recognition and measurement purposes, classified as fair value through net income (FVTPL). Unrealized changes in the fair values of financial instruments are included in net income unless the instrument is part of a cash flow hedging relationship. The effective portions of unrealized changes in the fair values of financial instruments held for hedging are included in other comprehensive income.
3	Long-term investments over which we do not have significant influence are measured at fair value if those fair values can be reliably measured. For accounting recognition and measurement purposes, on an investment-by-investment basis, long-term investments are classified as either fair value through net income or fair value through other comprehensive income (FVOCI).
4	Use of derivative financial instruments is subject to a policy which requires that no derivative transaction is to be entered into for the purpose of establishing a speculative or leveraged position (the corollary being that all derivative transactions are to be entered into for risk management purposes only) and sets criteria for the creditworthiness of the transaction counterparties.

Derivatives that are part of an established and documented cash flow hedging relationship are accounted for as held for hedging. We believe that classification as held for hedging results in a better matching of the change in the fair value of the derivative financial instrument with the risk exposure being hedged.

For hedges of anticipated transactions, hedge gains/losses are included with the related expenditure and are expensed when the transaction is recognized in our results of operations. We have selected this method as we believe that it results in a better matching of the hedge gains/losses with the risk exposure being hedged.

Derivatives that are not part of a documented cash flow hedging relationship are accounted for as held for trading and thus are measured at fair value through net income.

5	Accounting classification is subject to future change due to consideration necessary of December 2024 issue of Contracts Referencing Nature-dependent Electricity – Amendments to IFRS 9 and IFRS 7, as set out in Note 2(b).

Schedule of maximum exposure (excluding income tax effects) to credit risk

As at December 31 (millions)	2024	2023
Cash and temporary investments, net	$869	$864
Accounts receivable	4,319	4,234
Contract assets	790	748
Derivative assets	178	215
	$6,156	$6,061

Analysis of the age of customer accounts receivable

Customer accounts receivable, net of allowance for doubtful accounts
As at December 31 (millions)	Note	Gross	Allowance	Net [1]
2024
Less than 30 days past billing date		$975	$(20)	$955
30-60 days past billing date		504	(18)	486
61-90 days past billing date		147	(20)	127
More than 90 days past billing date		202	(42)	160
Unbilled customer finance receivables		1,661	(34)	1,627
		$3,489	$(134)	$3,355
Current [2]	6(b)	$2,844	$(119)	$2,725
Non-current [3]	20	645	(15)	630
		$3,489	$(134)	$3,355

2023
Less than 30 days past billing date		$1,077	$(14)	$1,063
30-60 days past billing date		550	(14)	536
61-90 days past billing date		139	(17)	122
More than 90 days past billing date		193	(36)	157
Unbilled customer finance receivables		1,630	(36)	1,594
		$3,589	$(117)	$3,472
Current [2]	6(b)	$2,938	$(103)	$2,835
Non-current [3]	20	651	(14)	637
		$3,589	$(117)	$3,472

1	Net amounts represent customer accounts receivable for which an allowance had not been made as at the dates of the Consolidated statements of financial position (see Note 6(b)).
2	Presented in the Consolidated statements of financial position as Accounts receivable.
3	Presented in the Consolidated statements of financial position as Other long-term assets.

Summary of activity related to the allowance for doubtful accounts

Years ended December 31 (millions)	2024	2023
Balance, beginning of period	$117	$109
Additions (doubtful accounts expense)	173	110
Accounts written off [1] less than recoveries	(160)	(109)
Other	4	7
Balance, end of period	$134	$117

1	For the year ended December 31, 2024, accounts that were written off but were still subject to enforcement activity totalled $254 (2023 – $180).

Summary of contract assets and related impairment allowance activity

Contract assets, net of impairment allowance
As at December 31 (millions)	Gross	Allowance	Net (Note 6(c))
2024
To be billed and thus reclassified to accounts receivable during:
The 12-month period ending one year hence	$634	$(20)	$614
The 12-month period ending two years hence	287	(9)	278
Thereafter	48	(1)	47
	$969	$(30)	$939

2023
To be billed and thus reclassified to accounts receivable during:
The 12-month period ending one year hence	$616	$(21)	$595
The 12-month period ending two years hence	259	(9)	250
Thereafter	54	(1)	53
	$929	$(31)	$898

Schedule of contractual maturities of undiscounted financial liabilities, Non-derivative

	Non-derivative				Derivative

			Composite long-term debt
			Long-term
	Non-interest		debt,
	bearing		excluding		Currency swap agreement		Currency swap agreement
	financial	Short-term	leases [1]	Leases	amounts to be exchanged		amounts to be exchanged [3]
As at December 31, 2024 (millions)	liabilities	borrowings [1]	(Note 26)	(Note 26)	(Receive) [2]	Pay	(Receive)	Pay	Total
2025	$3,228	$40	$3,629	$837	$(1,670)	$1,601	$(707)	$685	$7,643
2026	233	40	2,544	700	(234)	207	—	—	3,490
2027	103	942	2,677	550	(1,802)	1,654	—	—	4,124
2028	64	—	4,234	349	(617)	585	—	—	4,615
2029	8	—	2,141	249	(125)	116	—	—	2,389
2030-2034	9	—	10,825	484	(1,808)	1,617	—	—	11,127
Thereafter	—	—	11,902	408	(2,942)	2,662	—	—	12,030
Total	$3,645	$1,022	$37,952	$3,577	$(9,198)	$8,442	$(707)	$685	$45,418
Total (Note 26(i))						$40,773

1	Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates and, if applicable, foreign exchange rates in effect as at December 31, 2024.
2	The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swap receive column, have been determined based upon the foreign exchange rates in effect as at December 31, 2024. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swap pay column as gross cash flows are exchanged pursuant to the currency swap agreements.
3	The amounts included in undiscounted short-term borrowings in respect of U.S. dollar-denominated short-term borrowings, and the corresponding derivative liability amounts, if any, included in the currency swap pay column amounts, have been determined based upon the foreign exchange rates in effect as at December 31, 2024. The derivative liability hedging amounts, if any, for the hedged U.S. dollar-denominated short-term borrowings contractual amounts are included in the currency swap pay column amounts as net cash flows are exchanged pursuant to the currency swap agreements.

	Non-derivative				Derivative

			Composite long-term debt
			Long-term
	Non-interest		debt,
	bearing		excluding		Currency swap agreement			Currency swap agreement
	financial	Short-term	leases [1]	Leases	amounts to be exchanged			amounts to be exchanged
As at December 31, 2023 (millions)	liabilities	borrowings [1]	(Note 26)	(Note 26)	(Receive) [2]	Pay	Other	(Receive)	Pay	Total
2024	$3,126	$111	$4,408	$685	$(1,271)	$1,267	$—	$(572)	$578	$8,332
2025	164	—	2,027	547	(219)	207	1	—	—	2,727
2026	93	—	2,378	416	(215)	206	1	—	—	2,879
2027	152	—	2,383	331	(1,657)	1,653	1	—	—	2,863
2028	43	—	3,388	202	(567)	576	—	—	—	3,642
2029-2033	—	—	10,092	503	(1,702)	1,662	—	—	—	10,555
Thereafter	—	—	12,018	323	(2,778)	2,734	—	—	—	12,297
Total	$3,578	$111	$36,694	$3,007	$(8,409)	$8,305	$3	$(572)	$578	$43,295

			Total			$39,597

1

Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates and, if applicable, foreign exchange rates in effect as at December 31, 2023.

2

The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swap receive column, have been determined based upon the foreign exchange rates in effect as at December 31, 2023. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swap pay column as gross cash flows are exchanged pursuant to the currency swap agreements.

Schedule of contractual maturities of undiscounted financial liabilities, Derivative

	Non-derivative				Derivative

			Composite long-term debt
			Long-term
	Non-interest		debt,
	bearing		excluding		Currency swap agreement		Currency swap agreement
	financial	Short-term	leases [1]	Leases	amounts to be exchanged		amounts to be exchanged [3]
As at December 31, 2024 (millions)	liabilities	borrowings [1]	(Note 26)	(Note 26)	(Receive) [2]	Pay	(Receive)	Pay	Total
2025	$3,228	$40	$3,629	$837	$(1,670)	$1,601	$(707)	$685	$7,643
2026	233	40	2,544	700	(234)	207	—	—	3,490
2027	103	942	2,677	550	(1,802)	1,654	—	—	4,124
2028	64	—	4,234	349	(617)	585	—	—	4,615
2029	8	—	2,141	249	(125)	116	—	—	2,389
2030-2034	9	—	10,825	484	(1,808)	1,617	—	—	11,127
Thereafter	—	—	11,902	408	(2,942)	2,662	—	—	12,030
Total	$3,645	$1,022	$37,952	$3,577	$(9,198)	$8,442	$(707)	$685	$45,418
Total (Note 26(i))						$40,773

1	Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates and, if applicable, foreign exchange rates in effect as at December 31, 2024.
2	The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swap receive column, have been determined based upon the foreign exchange rates in effect as at December 31, 2024. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swap pay column as gross cash flows are exchanged pursuant to the currency swap agreements.
3	The amounts included in undiscounted short-term borrowings in respect of U.S. dollar-denominated short-term borrowings, and the corresponding derivative liability amounts, if any, included in the currency swap pay column amounts, have been determined based upon the foreign exchange rates in effect as at December 31, 2024. The derivative liability hedging amounts, if any, for the hedged U.S. dollar-denominated short-term borrowings contractual amounts are included in the currency swap pay column amounts as net cash flows are exchanged pursuant to the currency swap agreements.

	Non-derivative				Derivative

			Composite long-term debt
			Long-term
	Non-interest		debt,
	bearing		excluding		Currency swap agreement			Currency swap agreement
	financial	Short-term	leases [1]	Leases	amounts to be exchanged			amounts to be exchanged
As at December 31, 2023 (millions)	liabilities	borrowings [1]	(Note 26)	(Note 26)	(Receive) [2]	Pay	Other	(Receive)	Pay	Total
2024	$3,126	$111	$4,408	$685	$(1,271)	$1,267	$—	$(572)	$578	$8,332
2025	164	—	2,027	547	(219)	207	1	—	—	2,727
2026	93	—	2,378	416	(215)	206	1	—	—	2,879
2027	152	—	2,383	331	(1,657)	1,653	1	—	—	2,863
2028	43	—	3,388	202	(567)	576	—	—	—	3,642
2029-2033	—	—	10,092	503	(1,702)	1,662	—	—	—	10,555
Thereafter	—	—	12,018	323	(2,778)	2,734	—	—	—	12,297
Total	$3,578	$111	$36,694	$3,007	$(8,409)	$8,305	$3	$(572)	$578	$43,295

			Total			$39,597

1

Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates and, if applicable, foreign exchange rates in effect as at December 31, 2023.

2

The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swap receive column, have been determined based upon the foreign exchange rates in effect as at December 31, 2023. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swap pay column as gross cash flows are exchanged pursuant to the currency swap agreements.

Sensitivity analysis of exposure to market risks

	Net income		Other comprehensive income		Comprehensive income
Years ended December 31 (increase (decrease) in millions)	2024	2023	2024	2023	2024	2023
Reasonably possible changes in market risks [1]
10% change in C$: US$ exchange rate
Canadian dollar appreciates	$(7)	$(6)	$112	$110	$105	$104
Canadian dollar depreciates	$7	$6	$(112)	$(110)	$(105)	$(104)
10% change in US$: € exchange rate
U.S. dollar appreciates	$13	$12	$(72)	$(68)	$(59)	$(56)
U.S. dollar depreciates	$(13)	$(12)	$72	$68	$59	$56
25 basis point change in interest rates
Interest rates increase
Canadian interest rate	$(6)	$(9)	$76	$79	$70	$70
U.S. interest rate	$—	$—	$(62)	$(72)	$(62)	$(72)
Combined	$(6)	$(9)	$14	$7	$8	$(2)
Interest rates decrease
Canadian interest rate	$6	$9	$(79)	$(82)	$(73)	$(73)
U.S. interest rate	$—	$—	$65	$75	$65	$75
Combined	$6	$9	$(14)	$(7)	$(8)	$2
20 basis point change in wind discount
Wind discount increases	$(24)	$(43)	$—	$—	$(24)	$(43)
Wind discount decreases	$24	$43	$—	$—	$24	$43
20 basis point change in solar premium
Solar premium increases	$14	$26	$—	$—	$14	$26
Solar premium decreases	$(14)	$(26)	$—	$—	$(14)	$(26)

1

These sensitivities are hypothetical and should be used with caution. Changes in net income and/or other comprehensive income generally cannot be extrapolated because the relationship of the change in assumption to the change in net income and/or other comprehensive income may not be linear. In this table, the effect of a variation in a particular assumption on the amount of net income and/or other comprehensive income is calculated without changing any other factors; in reality, changes in one factor may result in changes in another, which might magnify or counteract the sensitivities.

Schedule of derivative financial instruments measured at fair value on a recurring basis

As at December 31 ($ in millions except price or rate)		2024				2023
		Maximum	Notional	Fair value [1] and	Price or	Maximum	Notional	Fair value [1] and	Price or
	Designation	maturity date	amount	carrying value	rate	maturity date	amount	carrying value	rate
Current derivative assets [2]
Derivatives used to manage currency risk associated with
U.S. dollar-denominated transactions	HFT [4]	2025	$43	$—	US$1.00: ₱58	2024	$111	$2	US$1.00: ₱56
U.S. dollar-denominated transactions	HFT [4]	2025	$72	1	US$1.00: C$1.43	—	$—	—	—
U.S. dollar-denominated purchases	HFH [3]	2025	$410	20	US$1.00: C$1.36	2024	$47	—	US$1.00: C$1.31
U.S. dollar-denominated debt (Notes 22, 26(c))	HFH [3]	2025	$1,201	31	US$1.00: C$1.40	2024	$118	1	US$1.00: C$1.31
European euro functional currency operations purchased with U.S. dollar-denominated long-term debt [7] (Note 26(f))	HFH [5]	2028	$46	13	€1.00: US$1.09	2027	$45	17	€1.00: US$1.09
Derivatives used to manage interest rate risk associated with Non-fixed rate credit facility amounts drawn (Note 26(f))	HFH [3]	2028	$12	—	3.5%	2024	$11	2	3.5%
Derivatives used to manage other price risk associated with Purchase of electrical power	HFT [4]	—	—	—	—	2047	0.4 TWh [8]	14	$30.60/ MWh [8]
				$65				$36
Other long-term assets [2] (Note 20)
Derivatives used to manage currency risk associated with U.S. dollar-denominated long-term debt [6] (Note 26(b))	HFH [3]	2032	$3,069	$86	US$1.00: C$1.32	—	$—	$—	—
European euro functional currency operations purchased with U.S. dollar-denominated long-term debt [7] (Note 26(f))	HFH [5]	2028	$557	24	€1.00: US$1.09	—	$—	—	—
Derivatives used to manage interest rate risk associated with Non-fixed rate credit facility amounts drawn (Note 26(f))	HFH [3]	2028	$211	3	3.5%	—	$—	—	—
Derivatives used to manage other price risk associated with Purchase of electrical power	HFT [4]	—	—	—	—	2047	6.9 TWh [8]	179	$39.52/ MWh [8]
				$113				$179
Current derivative liabilities [2]
Derivatives used to manage currency risk associated with
U.S. dollar-denominated transactions	HFT [4]	2025	$129	$3	US$1.00: ₱57	2024	$18	$—	US$1.00: ₱55
U.S. dollar-denominated purchases	HFH [3]	2025	$30	—	US$1.00: C$1.42	2024	$401	7	US$1.00: C$1.34
U.S. dollar-denominated debt (Notes 22, 26(c))	HFH [3]	2025	$1,117	2	US$1.00: C$1.44	2024	$943	18	US$1.00: C$1.35
Derivatives used to manage other price risk associated with Purchase of electrical power	HFT [4]	2047	0.4 TWh [8]	6	$31.76/MWh [8]	—	$—	—	—
				$11				$25
Other long-term liabilities [2] (Note 27)
Derivatives used to manage currency risk associated with U.S. dollar-denominated long-term debt [6] (Note 26(c))	HFH [3]	2049	$3,378	$86	US$1.00: C$1.30	2049	$6,610	$176	US$1.00: C$1.31
European euro functional currency operations purchased with U.S. dollar-denominated long-term debt [7] (Note 26(f))	HFH [5]	—	$—	—	—	2027	$591	13	€1.00: US$1.09
Derivatives used to manage interest rate risk associated with Non-fixed rate credit facility amounts drawn (Note 26(f))	HFH [3]	—	$—	—	—	2028	$205	2	3.6%
Derivatives used to manage other price risk associated with Purchase of electrical power	HFT [4]	2047	6.5 TWh [8]	32	$40.49/MWh [8]	—	$—	—	—
				$118				$191

1

Fair value measured at the reporting date using significant other observable inputs (Level 2), except the fair value of virtual power purchase agreements (which we use to manage the price risk associated with the purchase of electrical power), which is measured at the reporting date using significant unobservable inputs (Level 3). Changes in the fair value of derivative financial instruments classified as Level 3 in the fair value hierarchy were as follows:

Years ended December 31	2024	2023
Unrealized changes in virtual power purchase agreements forward element
Included in net income, excluding income taxes	$(231)	$—
Balance, beginning of period - asset (liability)	193	193
Balance, end of period - asset (liability)	$(38)	$193

2	Caption reflects line item where derivative financial instruments are presented in the Consolidated statements of financial position. Derivative financial assets and liabilities are not set off.
3

Designated as held for hedging (HFH) upon initial recognition (cash flow hedging item); hedge accounting is applied. Unless otherwise noted, hedge ratio is 1:1 and is established by assessing the degree of matching between the notional amounts of hedging items and the notional amounts of the associated hedged items.

4	Designated as held for trading (HFT) and classified as fair value through net income upon initial recognition; hedge accounting is not applied.
5

Designated as a hedge of a net investment in a foreign operation; hedge accounting is applied. Hedge ratio is 1:1 and is established by assessing the degree of matching between the notional amounts of hedging items and the notional amounts of the associated hedged items.

6

We designate only the spot element as the hedging item. As at December 31, 2024, the foreign currency basis spread included in the fair value of the derivative instruments, which is used for purposes of assessing hedge ineffectiveness, was $(22) (2023 – $163).

7

We designate only the spot element as the hedging item. As at December 31, 2024, the foreign currency basis spread included in the fair value of the derivative instruments, which is used for purposes of assessing hedge ineffectiveness, was $2 (2023 – $3).

8	Terawatt hours (TWh) are 1x10[9] kilowatt hours and megawatt hours (MWh) are 1x10[3] kilowatt hours.

Schedule of significant unobservable inputs used in the fair value measurement

Years ended December 31	2024	2023
Unrealized changes in virtual power purchase agreements forward element
Included in net income, excluding income taxes	$(231)	$—
Balance, beginning of period - asset (liability)	193	193
Balance, end of period - asset (liability)	$(38)	$193

Schedule of long-term debt amortized cost and fair value

As at December 31 (millions)	2024		2023
	Carrying		Carrying
	value	Fair value	value	Fair value
Long-term debt, excluding leases (Note 26)	$25,972	$25,285	$24,735	$23,853

Schedule of gains and losses, excluding income tax effects, on derivative instruments classified as cash flow hedging items

	Amount of gain (loss)
	recognized in other		Gain (loss) reclassified from other comprehensive
	comprehensive income		income to income (effective portion) (Note 11)
	(effective portion) (Note 11)			Amount
Years ended December 31 (millions)	2024	2023	Location	2024	2023
Derivatives used to manage currency risk associated with
U.S. dollar-denominated purchases	$34	$(7)	Goods and services purchased	$9	$17
U.S. dollar-denominated debt [1] Notes 22,26(b)-(c)	266	(222)	Financing costs	470	(108)
Net investment in a foreign operation [2]	55	(32)	Financing costs	22	7
	355	(261)		501	(84)
Derivatives used to manage other market risks
Other	6	(3)	Financing costs	4	(4)
	$361	$(264)		$505	$(88)

1

Amounts recognized in other comprehensive income are net of the change in the foreign currency basis spread (which is used for purposes of assessing hedge ineffectiveness) included in the fair value of the derivative instruments; such amounts for the year ended December 31, 2024, totalled $(185) (2023 – $40).

2

Amounts recognized in other comprehensive income are net of the change in the foreign currency basis spread (which is used for purposes of assessing hedge ineffectiveness) included in the fair value of the derivative instruments; such amounts for the year ended December 31, 2024, totalled $(1) (2023 – $2).

Schedule of gains and losses arising from derivative instruments classified as held for trading

	Gain (loss) on derivatives recognized in income
Years ended December 31 (millions)	2024	2023
Derivatives used to manage currency risk	$(6)	$5
Unrealized changes in virtual power purchase agreements forward element	$(231)	$—